Note 13 - Supplemental Balance Sheet Information	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Supplemental Balance Sheet Disclosures [Text Block]
13.	Supplemental balance sheet information

Other current liabilities consist of the following:

	December 31,
	2019	2020
	$	$

Compensation related	226	2,222
Professional services	-	373
Other taxes related	798	857
Forward liability	-	278
Others	65	76

Total	1,089	3,806